Organization (Details) - Schedule of wholly owned consolidated VIEs and discontinued operation disclosures - VIE [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization (Details) - Schedule of wholly owned consolidated VIEs and discontinued operation disclosures [Line Items]
Net revenues	$ 29,023	$ 39,836	$ 27,359
Cost of revenues	(21,637)	(24,748)	(18,587)
Total gross profit	7,386	15,088	8,772
Operating expenses:
Sales and marketing expenses	(4,598)	(13,213)	(5,067)
General and administrative expenses	(540)	(4,907)	(3,691)
Research and development expenses	(938)	(1,147)	(1,320)
Asset impairment loss
Total operating expenses	(6,076)	(19,267)	(10,078)
Operating (loss) income	1,310	(4,179)	(1,306)
Interest income, net	4	28	10
Other (expense) income, net	(12)		(4)
(Loss) income from discontinued operation, before income taxes	1,302	(4,151)	(1,300)
Income tax benefit (expense)			(1,641)
(Loss) income from discontinued operations	1,302	(4,151)	(2,941)
Less: net income (loss) attributable to noncontrolling interest		(1,330)	(131)
Net (loss) income attributable to Borqs Technologies, Inc.	$ 1,302	$ (2,821)	$ (2,810)